Note 14 - US Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Schedule of detailed information about warrants [text block]
	Number of warrants	Fair value $
Balance at December 31, 2024	-	-
Issued	3,125,000	1,150
Changes in fair value	-	8,112
Exercised	(2,481,786)	(9,066)
Balance at December 31, 2025	643,214	196
	Number of warrants	Fair value $
Balance at December 31, 2024	-	-
Issued	31,735,657	73,309
Changes in fair value		(36,698)
Exercised	(5,330,000)	(7,302)
Balance at December 31, 2025	26,405,657	29,309
	Number of warrants	Fair value $
Balance at December 31, 2024	-	-
Issued in Equity Exchange	55,041,712	79,562
Issued in New Equity Offering	46,000,000	18,597
Change in fair value	-	(46,006)
Balance at December 31, 2025	101,041,712	52,153
	Number of warrants	Fair value $
Balance at December 31, 2024	2,699,014	1,582
Changes in fair value	-	182
Cancelled	(2,699,014)	(1,764)
Balance at December 31, 2025	-	-